Cash Generated from Operations (Reconciliation of Profit before Taxation to Cash Used in Operation) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash generated from operations [abstract]
Profit before income tax	¥ 6,808,121	¥ 7,852,898	¥ 7,778,295
Adjustment items:
Interest income	(443,661)	(268,379)	(133,484)
Share of profit of investments accounted for using the equity method	(885,597)	(1,243,693)	(916,754)
Gains on disposal of joint venture	0	(10,339)	0
Gains on disposal of subsidiary	(1,622)	0	0
Fair value losses of foreign exchange option and forward exchange contracts	2,021	1,516	0
Gains from structured deposits	(19,811)	0	0
Interest expense	35,574	17,259	27,762
Foreign exchange (gain)/loss	18,034	7,091	(2,307)
Depreciation of property, plant and equipment	1,550,924	1,574,842	1,624,547
Depreciation of investment property	14,527	13,652	13,556
Amortization of lease prepayments and other non-current assets	242,162	245,635	244,157
Impairment loss on property, plant, equipment and construction in progress	82,652	118,179	254,242
Losses/(gains) on disposal of property, plant and equipment-net	(172,508)	13,017	42,031
Option premium of foreign exchange option	1,980	0	0
Gains on exercise of foreign exchange option	(6,411)	0	0
Net gains on settlement of foreign exchange contracts	(12,109)	0	0
Share-based payment	(13,004)	11,276	18,004
Government grant relating to disposal of property, plant and equipment	0	0	(15,000)
Profit on operation before change of working capital	7,201,272	8,332,954	8,935,049
Increase in inventories	(1,523,277)	(438,125)	(1,981,285)
Increase in operation receivables	(469,339)	(116,580)	(483,169)
Increase in operation payables	2,767,557	1,003,653	665,616
Increase in balances to related parties-net	525,286	2,594	1,342,846
Cash generated from operating activities	¥ 8,501,499	¥ 8,784,496	¥ 8,479,057